Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Transfer of Financial Assets Accounted for as Sales [Line Items]
Trade accounts receivable sold	¥ 53,267	¥ 633,190	¥ 763,947
Pictures
Transfer of Financial Assets Accounted for as Sales [Line Items]
Trade accounts receivable sold	2,918	4,237	53,720
Deferred proceeds	¥ 30,291	30,893	22,188
Recognized gain within other income from sales of accounts receivable			1,394
U.S. Subsidiary
Transfer of Financial Assets Accounted for as Sales [Line Items]
Trade accounts receivable sold		¥ 50,400	247,863
Deferred proceeds			¥ 6,405